GENERAL INFORMATION AND BASIS OF PREPARATION - Narrative (Details) € / shares in Units, € in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021 day	Jul. 02, 2021 EUR (€) day € / shares	Jun. 26, 2020 day	Dec. 31, 2021 day	Jul. 02, 2021 day € / shares	Dec. 31, 2020 day
Disclosure of changes in reporting period [Line Items]
Revaluation of certain pension schemes, actuarial gain from changes in certain financial assumptions | €		€ (129)
Change in number of selling days in period		3			3
Number of days in selling week		5 days
Number of selling days in period		131	128			262
Forecast
Disclosure of changes in reporting period [Line Items]
Change in number of selling days in period	4			(1)
Number of selling days in period				261
Ordinary shares
Disclosure of changes in reporting period [Line Items]
Par value per share (in EUR per share) | € / shares		€ 0.01			€ 0.01